EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Exploration and Evaluation Assets [Roll Forward]
Net book value, beginning balance		$ 0	[1]	$ 17,544
Additions				342
Impairment charges		0		(520)	[2]	$ 0
Transfer to 'mine development properties'				(15,336)
Transfer to 'advance royalties'				(2,030)
Net book value, ending balance		0		0	[1]	17,544
Buck Creek Complex [Member]
Exploration and Evaluation Assets [Roll Forward]
Net book value, beginning balance		0	[1]	17,037
Additions				329
Impairment charges	[2]			0
Transfer to 'mine development properties'				(15,336)
Transfer to 'advance royalties'				(2,030)
Net book value, ending balance		0		0	[1]	17,037
Arkoma Coal Project [Member]
Exploration and Evaluation Assets [Roll Forward]
Net book value, beginning balance		0	[1]	507
Additions				13
Impairment charges	[2]			(520)
Transfer to 'mine development properties'				0
Transfer to 'advance royalties'				0
Net book value, ending balance		$ 0		$ 0	[1]	$ 507

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	During the 2017 financial year, the Group made a decision to impair the accumulated exploration and evaluation expenditures associated with its Arkoma Coal Project on the basis that these costs are unlikely to be recouped through successful development and commercial exploitation.